Note 16 - Fair Value Measurements (Details) - Fair Value Assets Measured on Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Inputs, Level 3 [Member]
Note 16 - Fair Value Measurements (Details) - Fair Value Assets Measured on Nonrecurring Basis [Line Items]
Impaired loans	$ 1,308	$ 2,789	$ 15,066
Fair Value, Measurements, Nonrecurring [Member]
Note 16 - Fair Value Measurements (Details) - Fair Value Assets Measured on Nonrecurring Basis [Line Items]
Impaired loans	$ 1,308	$ 2,789	$ 15,066